Note 14 - Provisions (Tables)	9 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of restructuring costs [text block]
Nine months ended Dec. 31, 2019
Balance, March 31, 2019	$7,205
Restructuring costs paid during the period	(5,827)
Foreign exchange impact	(1)
Balance, December 31, 2019	$1,377